Dear Fellow Shareholders:

    August 31 marked the midpoint of our first year of operation, and the early results are reflected in these pages. Please bear in mind that our first six months represent only the first step on what we trust will be a long and profitable journey to investment success. When we launched the fund at the start of March, stocks were achieving new all-time highs and the market mood was very positive. Since then, equities have struggled to maintain their upward movement, encountering frequent peaks and valleys in the short term. But our focus and, we hope, yours, should continue to be on the long-term potential of the excellent companies in our MP 63 Index (and in the fund itself). While we are gratified to have surpassed $12 million in assets in a relatively short period, we expect to achieve better results with the passage of time and the improvement in stock prices.

    Several of our stocks have been unfairly punished by active traders and the analysts who concentrate solely on short-term results. Bank One, for example, suggested that analysts' expectations for 1999 were too high. Rather than earning $3.90 per share, it said that it will net about $3.60 to $3.65 -- still 10-12% more than last year. Its stock immediately lost about 25% of its market price, going from $55 per share down to $42, and the share price eventually slipped to about $35...less than 10 times earnings. This was clearly an overreaction, and the story was similar for Avon Products, Coca-Cola, Newell Rubbermaid, and VF Corp., among others. Fortunately, as investors with a longer-term perspective, we're able and willing to take advantage of "bargain" prices to accumulate more shares. Whenever the Net Asset Value (NAV) slips, you may consider it a shorthand way to decide to allocate even more money to the fund. We encourage you to participate in the same kind of dollar-cost averaging that you'd use to accumulate shares through a dividend reinvestment plan (DRP) by adding funds to your MP 63 Fund account. And, certainly, don't lose your resolve to invest regularly just because you see a drop in the fund's NAV!

    One especially troubling stock has been Rite Aid, which has seen its share price drop sharply on the heels of poor earnings and organizational difficulties. The company, you may recall, has expanded rapidly through acquisitions, buying the Thrifty Payless, K&B, and Harco drugstore chains in rapid succession. More recently, it acquired the PCS Health Systems managed-care business. Because of the integration costs and the challenge of standardizing its computer network, earnings have come under pressure for the past few quarters. Rite Aid sold some of its California stores and said that it will close a distribution facility in Utah, further depressing the stock. But that facility will be replaced by a larger, more efficient one located closer to its stores on the West Coast, where the locations sold were larger than its typical format. The company has formed alliances with General Nutrition and drugstore.com, and has taken an equity stake in the latter. So, while it is struggling, there is reason to believe that Rite Aid will recover. Meanwhile, we're buying shares cheaply. The situation is eerily similar to that last year at Union Pacific, which was faced by an uphill battle in the wake of its merger with Southern Pacific, reporting losses and operating problems. Yet that company has rectified those problems and, not so surprisingly, has regained the favor of analysts...and returned to profitability. Rite Aid is just the latest example of a company becoming so unloved that this may be the perfect time at which to invest.

    Another series of events that took place shortly after we launched the fund were the announcements, in March, of three mergers affecting our components. Although they aren't reflected in this summary, all three will have been completed by October 1. In two cases, we've chosen to allow the acquirer to replace its merger partner. So you'll see Fleet Boston in place of BankBoston and DuPont in place of Pioneer Hi-Bred when we next report. The third merger involved the acquisition of Frontier Corp. by Global Crossing Ltd., which does not offer a DRP. We'll replace Frontier with CenturyTel, formerly Century Telephone, and begin buying shares in the latter. The GBLX shares we receive in exchange for Frontier shares will be held until we determine an optimal time to dispose of them. The same is true of the Too Inc. (TOO) shares we received as a spin-off of The Limited. In order to minimize capital gains distributions, we'll probably hold the extra companies' shares at least until after the end of our fiscal year, which will occur next February 28. A subsequent merger was announced in August, whereby Hannaford Brothers will be acquired by Delhaize America, formerly Food Lion. We don't plan to invest in Delhaize, which has a high-fee DRP and limited prospects, so we'll be replacing Hannaford with Corning
(GLW), which specializes in high-growth businesses, such as fiber-optics and flat-panel display glass.

    Our first six months have been a learning experience. We expect that the fund's NAV will rise as our companies regain favor. In the meantime, by buying excellent stocks at reasonable prices, we are setting the stage for accumulating wealth over the long haul. But our journey is still in its early stages, so we urge shareholders to exercise the same patience that has worked in the stock markets consistently for many years. We invite your feedback, either by mail or by sending E-mail to us at info@mp63fund.com. Also, check the Internet for periodic updates. For your convenience, we've also included a tear-off form to submit additional funds. We hope you'll join us in continuing to invest in the fine companies held by the MP 63 Fund.

                              THE MP 63 FUND, INC.
                      Schedule of Investments in Securities
                          August 31, 1999 - (Unaudited)


                                                                 Market
Shares                                                           Value
------                                                          ----------

          COMMON STOCKS 97.55%

          ADVERTISING - 1.84%
5,600     Interpublic Group of Companies                         $221,900
                                                                ----------


          APPAREL - 1.10%
3,700     VF Corporation                                          133,200
                                                                ----------


          AUTOMOTIVE MANUFACTURING - 2.35%
5,200     Harley-Davidson, Inc.                                   283,400
                                                                ----------


          AUTOMOTIVE PARTS - 1.00%
4,200     Genuine Parts Co.                                       121,275
                                                                ----------


          BANKING - 6.76%
3,000     Bank One Corporation                                    120,375
6,000     Bank Boston Corporation                                 278,625
7,100     BB&T Corporation                                        237,850
6,500     National City Corporation                               179,563
                                                                ----------
                                                                  816,413
                                                                ----------


          BEVERAGES - 1.59%
3,200     Coca-Cola Corporation                                   191,400
                                                                ----------


          CHEMICALS - 2.05%
6,100     Engelhard Inc.                                          121,619
9,500     RPM Inc.                                                126,469
                                                                ----------
                                                                  248,088
                                                                ----------

          COMPUTERS - 4.36%
6,400     Intel Corporation                                       526,000
                                                                ----------







                              THE MP 63 FUND, INC.
                      Schedule of Investments in Securities
                    August 31, 1999 - (Unaudited)-(Continued)


                                                                  Market
     Shares                                                        Value
------------------                                              ---------
          CONSUMER PRODUCTS - 5.25%
 5,500    Avon Products, Inc.                                    $241,313
 2,700    Johnson & Johnson                                       276,075
 5,800    Jostens, Inc.                                           116,725
                                                                ----------
                                                                  634,113
                                                                ----------

          DRUGS - 5.57%
 4,600    Abbott Laboratories                                     199,525
 9,000    Schering-Plough Corporation                             473,063
                                                                ----------
                                                                  672,588
                                                                ----------


          FINANCIAL - 5.56%
 5,200    Franklin Resources Inc.                                 186,875
 2,300    H&R Block, Inc.                                         127,938
12,100    Paychex, Inc.                                           356,194
                                                                ----------
                                                                  671,006
                                                                ----------


          FOOD - 8.03%
 5,900    Conagra Inc.                                            144,550
 9,400    Flowers Industries Inc.                                 148,638
 4,000    Hormel Foods Corporation                                161,000
 5,800    Pioneer Hi-Bred International                           226,925
 6,300    Sara Lee Corporation                                    139,781
 1,900    Wrigley Company                                         148,794
                                                                ----------
                                                                   969,688
                                                                 ----------

          INSURANCE - 3.49%
 6,300    AFLAC Inc.                                              283,106
 4,300    St. Paul Companies                                      137,869
                                                                ----------
                                                                  420,975
                                                                ----------

          MACHINERY - 1.69%
 3,200    Ingersoll-Rand Company                                  203,600
                                                                ----------


          MANUFACTURING - 10.26%
10,600    Clayton Homes Inc.                                      100,700
 3,400    Illinois Tool Works Inc.                                264,988
 1,700    Minnesota Mining & Manufacturing Company                160,650



                              THE MP 63 FUND, INC.
                      Schedule of Investments in Securities
                    August 31, 1999 - (Unaudited)-(Continued)

                                                                    Market
     Shares                                                         Value
------------------                                            ------------------
          MANUFACTURING -(Continued)
3,800     Newell Rubbermaid Inc.                              $155,800
2,600     TRW Inc.                                             141,700
4,100     Tyco International Ltd.                              415,381
                                                              ----------
                                                              1,239,219
                                                              ----------

          METALS - 1.11%
2,400     Phelps Dodge Corporation                              134,250
                                                              ----------


          OFFICE EQUIPMENT - 2.88%
5,100     Diebold Inc.                                         135,788
3,600     Pitney Bowes Inc.                                    212,400
                                                              ----------
                                                               348,188
                                                              ----------


          OIL & GAS - 3.17%
2,600     Exxon Corporation                                    205,075
2,800     Texaco Inc.                                          177,800
                                                              ----------
                                                               382,875
                                                              ----------


          PACKAGING - 1.23%
3,900     Bemis Company Inc.                                   147,956
                                                              ----------


          PAPER & LUMBER - 1.13%
2,900     International Paper Company                          136,481
                                                              ----------

          PERSONNEL - 1.33%
9,700     Servicemaster Co.                                    160,050
                                                              ----------


          PUBLISHING - 1.52%
2,700     Gannett Company Inc.                                 183,431
                                                              ----------

          REAL ESTATE INVESTMENT TRUST - 0.97%
6,200     New Plan Excel Realty Trust, Inc.                    117,413
                                                              ----------


          RESTAURANTS - 1.11%
4,800     Wendys International                                 134,400
                                                              ----------



                              THE MP 63 FUND, INC.
                      Schedule of Investments in Securities
                    August 31, 1999 - (Unaudited)-(Continued)


                                                                 Market
     Shares                                                      Value
------------------                                           ------------
          RETAIL-APPARELL - 1.54%
4,600     The Limited                                             174,225
  657     Too Inc. *                                               11,541
                                                             ------------
                                                                  185,766
                                                             ------------


          RETAIL-DRUGS - 1.26%
8,200     Rite Aid Corporation                                    151,700
                                                             ------------


          RETAIL-GENERAL - 4.55%
3,100     Hannaford Brothers Co.                                 $222,425
4,000     Home Depot                                              244,500
6,600     Kmart Corporation *                                      82,913
                                                             ------------
                                                                  549,838
                                                             ------------


          TELECOMMUNICATIONS -  4.63%
5,000     Bellsouth Corporation                                   226,250
3,800     Frontier Corporation                                    159,363
3,600     SBC Communications Inc.                                 172,800
                                                             ------------
                                                                  558,413
                                                             ------------



          TOBACCO - 1.43%
4,600     Phillip Morris Companies Inc.                           172,213
                                                             ------------

          TRANSPORTATION - 1.87%
4,500     Ryder System Inc.                                        99,281
2,600     Union Pacific Corporation                               126,588
                                                             ------------
                                                                  225,869
                                                             ------------


          UTILITY - ELECTRIC - 3.33%
2,400     Duke Energy Corporation                                 138,000
5,300     Edison International                                    134,488
5,200     Scana Corporation                                       130,000
                                                             ------------
                                                                  402,488
                                                             ------------


                              THE MP 63 FUND, INC.
                      Schedule of Investments in Securities
                    August 31, 1999 - (Unaudited)-(Continued)

                                                                Market
     Shares                                                      Value
------------------                                             ----------
          UTILITY - GAS -  2.26%
3,100     National Fuel Gas Company                               145,894
6,700     Questar Corporation                                     126,463
                                                               ----------
                                                                  272,357
                                                               ----------

          UTILITY - WATER - 1.33%
5,500     American Water Works Company, Inc.                      160,188
                                                               ----------


          TOTAL COMMON STOCKS
          (Cost $11,948,572)                                  $11,776,735
                                                              -----------


          CASH EQUIVALENTS - 2.28%
274,706   Firstar Treasury Fund                                   274,706
                                                              -----------


          TOTAL INVESTMENTS
          (Cost $12,223,278)                       99.83%      12,051,441
          Other assets less liabilities             0.17%          21,012
                                                 ------------------------
          TOTAL NET ASSETS                        100.00%     $12,072,453
                                                 ========================


(1) Federal Tax Information: At August 31, 1999 the net unrealized depreciation based on cost for Federal Income Tax purposes of $12,223,278 was as follows:
          Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost...........  $534,625
          Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value...........  (706,462)
                                                                       ---------
          Net unrealized depreciation................................ ($171,837)
                                                                      ==========


* Non-income producing security

                       See notes to financial statements.

                                 THE MP 63 FUND
                       Statement of Assets and Liabilities
                                August 31, 1999
                                   (Unaudited)

ASSETS
       Investments in securities, at value
       (cost $12,223,278)                                          $ 12,051,441
       Dividends and interest receivable                                 19,315
       Receivable for fund shares sold                                   54,342
       Prepaid expenses                                                  21,957
                                                                   ------------
                                                                   ------------
       Total assets                                                  12,147,055
                                                                   ------------


LIABILITIES
       Payable to advisor (Note 3)                                       36,339
       Other accrued expenses                                            38,263
                                                                   ------------
                                                                   ------------
       Total liabilities                                                 74,602
                                                                   ------------



       Net Assets                                                  $ 12,072,453
                                                                   ============

NET ASSETS CONSIST OF:
       Capital stock, $.001 par value; 1 billion
          shares authorized; 1,196,888 shares
          outstanding                                              $ 12,214,764
       Undistributed net investment income                               29,526
       Net unrealized appreciation on investments                      (171,837)
                                                                   ------------
                                                                   ============
          Net Assets                                               $ 12,072,453
                                                                   ============

Net asset value ($12,072,453/1,196,888)
                                                                   $      10.09
                                                                   ============


See notes to financial statements.

                                 THE MP 63 FUND
                             Statement of Operations
                    For the six months ended August 31, 1999
                                   (Unaudited)

Investment Income:
       Dividends                                                      $  68,970
       Interest                                                          13,649
                                                                      ---------

       Total investment income                                           82,619
                                                                      ---------

Expenses:
       Advisory fees (Note 3)                                            14,866
       Administration fees (Note 4)                                      14,866
       Registration fees                                                 14,460
       Printing expense                                                   9,493
       Custody fees                                                       8,236
       Insurance expense                                                  4,612
       Audit fees                                                         3,114
       Trustees fees                                                      2,992
       Legal fees                                                         2,493
       Other expenses                                                     2,348
                                                                      ---------
       Total expenses                                                    77,480

       Less: expense reimbursement (Note 3)                             (24,387)
                                                                      ---------

       Net expenses                                                      53,093
                                                                      ---------

       Net investment income                                             29,526
                                                                      ---------

Net Realized and Unrealized Gains
on Investments

Net realized gain on investments                                              0
Net increase in unrealized depreciation
       on investments                                                  (171,837)
                                                                      ---------

Net loss on investments                                                (171,837)
                                                                      ---------
Net decrease in net assets resulting
       from operations                                                $(142,311)
                                                                      =========



See notes to financial statements.

                                 THE MP 63 FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the
                                                                six months ended
                                                                 August 31, 1999
                                                                   (Unaudited)
                                                               -----------------
OPERATIONS:
Net investment income                                              $     29,526
Net realized gain from investment transactions                                0
Net increase in unrealized appreciation on investments                 (171,837)
                                                                   ------------
                                                                   ------------
Net increase in net assets resulting from operations                   (142,311)
                                                                   ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income                                          0
Distributions from net realized gains on investments                          0
                                                                   ------------
Change in net assets derived from investment activities                       0
                                                                   ------------



FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                            12,180,607
Dividends reinvested                                                          0
Payment for shares redeemed (net of $1,276 redemption fees)             (65,843)
                                                                   ------------

Net increase in net assets from fund share transactions              12,114,764
                                                                   ------------

Net increase in net assets                                           11,972,453

NET ASSETS, BEGINNING
   OF PERIOD                                                            100,000
                                                                   ------------

NET ASSETS, END OF PERIOD                                          $ 12,072,453
                                                                   ============







See notes to financial statements.

                              THE MP 63 FUND, INC.
                              FINANCIAL HIGHLIGHTS


                                                                For the period
                                                                 March 1, 1999
                                                               (commencement of
                                                                  operations)
                                                                    through
                                                                August 31, 1999
                                                                  (Unaudited)
                                                               -----------------

Net asset value, beginning of period                                 $    10.00
                                                                     ----------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                      0.09
Net realized and unrealized gains (losses)
     on investments                                                        0.00
                                                                     ----------
Total from investment operations                                           0.09
                                                                     ----------

LESS DISTRIBUTIONS
Dividend from net investment income                                        0.00
Distribution in excess of net investment income                            0.00
Distribution from realized gains                                           0.00
Distribution in excess of net realized gains
     on investments                                                        0.00
                                                                     ----------
Total dividends and distributions                                          0.00
                                                                     ----------

Net asset value, end of period                                       $    10.09
                                                                     ==========

Total return                                                               0.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $   12,072
RATIOS TO AVERAGE NET ASSETS:
     Expenses (before reimbursement)                                      1.82%*
     Expenses (net of reimbursement)                                      1.25%*
     Net investment income                                                0.69%*
Portfolio turnover rate                                                   0.00%


* Annualized


See notes to financial statements.

                              The MP 63 Fund, Inc.
                          Notes to Financial Statements
                                 August 31, 1999
                                   (Unaudited)



NOTE 1.  ORGANIZATION

         The MP 63 Fund (the "Fund"), is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors. The Fund's investment objective is to seek long-term capital appreciation for shareholders

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.
         A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.
         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
         C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.
         D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.
         E. USE OF ESTIMATES - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

  NOTE 3.  INVESTMENT ADVISORY AGREEMENT

  The Fund has an investment advisory agreement with The Moneypaper Advisor, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs for which the Fund pays a monthly advisory fee equal, on an annual basis, to 0.35% of its average daily net assets.

  The Advisor has voluntarily agreed to reimburse the Fund for expenses in excess of 1.25% of average net assets for the fiscal year ending February 28, 2000. The amount reimbursed by the Advisor for the six months ended August 31, 1999 is set forth in the Statement of Operations.


  NOTE 4.  FUND ADMINISTRATOR AGREEMENT

  The Fund has an administrative agreement with American Data Services, Inc. ("ADS" or the "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a monthly fee, which is based on its average net assets. If the Fund's average daily net assets are: less than $75 million, the Administrator's fee is equal to 0.35% of its average daily net assets; between $75 million and $200 million, the Administrator's fee is equal to 0.30% of such assets; between $200 million and $500 million, the Administrator's fee is equal to 0.25% of such assets; between $500 million and $1 billion, the Administrator's fee is equal to 0.20% of such assets; and in excess of $1 billion, the Administrator receives a fee equal to 0.10% of the Fund's average daily net assets. The Fund also reimburses the Administrator for printing, postage, and telephone costs.

  NOTE 5.  CAPITAL SHARE TRANSACTIONS

         At August 31, 1999 there were 1 billion shares authorized at $.001 par value. Transactions in capital stock during the six months ended August 31, 1999 were as follows:


  Shares sold..............................................           1,193,388

  Shares issued for dividend reinvestment..................                   0

  Shares repurchased........................................             (6,500)
                                                                      ---------
                                                                      1,186,888
                                                                      =========





  NOTE 6.  INVESTMENT TRANSACTIONS

         Purchases and sales of investment securities, excluding short term securities, for the six months ended August 31, 1999 aggregated $11,948,572, and $0, respectively.